Other non-financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Other non-financial assets
Schedule of other non-financial assets

in EUR	12/31/2022	12/31/2021
Receivables from employees due within 1 year	95,518	64,246
Value added tax refund	1,784,233	1,285,383
Contract assets	3,569,821	2,123,884
Prepaid expenses	1,860,773	2,155,523
Assets recognized from costs to fulfill a contract	2,823,655	2,183,536
Payments on account for inventories	1,448,597	—
Miscellaneous	517,503	487,769
Total	12,100,101	8,300,341